Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 015	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	74-0694415
Plan number	015
TOTAL PLAN INVESTMENTS	$ 3,130,842,907
NOTES RECEIVABLE FROM PARTICIPANT LOANS	38,197,174
CASH AND CASH EQUIVALENTS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	21,199,447
Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,484,299,514
COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	246,969,983
COMPANY STOCK FUND
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	193,536,946
TOTAL PLAN INVESTMENTS AT FAIR VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,951,642,537
SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 179,200,370
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (percent)	9.50%
Investment, Identifier [Axis]: COMMON STOCK | ADR ADYEN N V ADR | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 1,617,761
Investment, Identifier [Axis]: COMMON STOCK | ADR ARGENX SE SPONSORED ADS | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,993,892
Investment, Identifier [Axis]: COMMON STOCK | ADVANCED MICRO DEVICES INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	299,824
Investment, Identifier [Axis]: COMMON STOCK | ALPHABET INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	18,892,054
Investment, Identifier [Axis]: COMMON STOCK | AMAZON INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	10,796,606
Investment, Identifier [Axis]: COMMON STOCK | AMPHENOL CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	6,432,233
Investment, Identifier [Axis]: COMMON STOCK | APPLE INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	23,624,634
Investment, Identifier [Axis]: COMMON STOCK | APPLOVIN CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,587,469
Investment, Identifier [Axis]: COMMON STOCK | ARES MANAGEMENT LP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	565,705
Investment, Identifier [Axis]: COMMON STOCK | ARISTA NETWORKS INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	4,035,724
Investment, Identifier [Axis]: COMMON STOCK | BLOCK INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	6,273,635
Investment, Identifier [Axis]: COMMON STOCK | BOEING CO | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,205,505
Investment, Identifier [Axis]: COMMON STOCK | BOOKING HLDGS INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,982,919
Investment, Identifier [Axis]: COMMON STOCK | BROADCOM INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	13,203,023
Investment, Identifier [Axis]: COMMON STOCK | CHARLES SCHWAB | COMPANY 401K SELF DIRECTED BROKERAGE
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	5,636,647
Investment, Identifier [Axis]: COMMON STOCK | CHIPOTLE INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,546,489
Investment, Identifier [Axis]: COMMON STOCK | CIENA CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,379,833
Investment, Identifier [Axis]: COMMON STOCK | COUPANG INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,517,356
Investment, Identifier [Axis]: COMMON STOCK | DANAHER CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,457,508
Investment, Identifier [Axis]: COMMON STOCK | DATADOG INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,917,459
Investment, Identifier [Axis]: COMMON STOCK | DOORDASH INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,902,432
Investment, Identifier [Axis]: COMMON STOCK | ELI LILLY & CO | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	5,708,700
Investment, Identifier [Axis]: COMMON STOCK | ENTEGRIS INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,323,447
Investment, Identifier [Axis]: COMMON STOCK | EQUIFAX INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	735,128
Investment, Identifier [Axis]: COMMON STOCK | FABRINET | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,547,952
Investment, Identifier [Axis]: COMMON STOCK | HOWMET AEROSPACE INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	3,647,511
Investment, Identifier [Axis]: COMMON STOCK | HUBSPOT INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	3,491,310
Investment, Identifier [Axis]: COMMON STOCK | INGERSOLL RAND INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,244,942
Investment, Identifier [Axis]: COMMON STOCK | INTUIT | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	6,369,831
Investment, Identifier [Axis]: COMMON STOCK | INTUITIVE SURGICAL INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	5,548,063
Investment, Identifier [Axis]: COMMON STOCK | LATTICE SEMICONDUCTOR CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,003,068
Investment, Identifier [Axis]: COMMON STOCK | MASTERCARD INCORPORATED | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	7,900,979
Investment, Identifier [Axis]: COMMON STOCK | MERCADOLIBRE INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,648,752
Investment, Identifier [Axis]: COMMON STOCK | META PLATFORMS INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	9,620,152
Investment, Identifier [Axis]: COMMON STOCK | MICROSOFT CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	29,266,264
Investment, Identifier [Axis]: COMMON STOCK | MONGODB INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,025,004
Investment, Identifier [Axis]: COMMON STOCK | NATERA INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,530,070
Investment, Identifier [Axis]: COMMON STOCK | NETFLIX INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	2,893,809
Investment, Identifier [Axis]: COMMON STOCK | NVIDIA CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	29,007,837
Investment, Identifier [Axis]: COMMON STOCK | ROCKETS COS | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	629,200
Investment, Identifier [Axis]: COMMON STOCK | SERVICENOW INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	3,259,117
Investment, Identifier [Axis]: COMMON STOCK | SHOPIFY INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,797,713
Investment, Identifier [Axis]: COMMON STOCK | STRYKER CORP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	3,000,260
Investment, Identifier [Axis]: COMMON STOCK | THE CIGNA GROUP | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,255,324
Investment, Identifier [Axis]: COMMON STOCK | TOWER SEMICONDUCTOR LTD | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,150,716
Investment, Identifier [Axis]: COMMON STOCK | TRADEWEB | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	1,961,530
Investment, Identifier [Axis]: COMMON STOCK | UNITEDHEALTH GROUP INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	3,552,644
Investment, Identifier [Axis]: COMMON STOCK | VISA INC | EQUITY SECURITY AND FUNDS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	6,618,599
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | BLACKROCK | MFO BGI RUSSELL 1000 GROWTH FD CL F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	210,308,714
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | BLACKROCK | MFO BLACKROCK MSCI ACWI EX US INDEX SUPERFUND F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	60,654,364
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | BLACKROCK | MFO BLACKROCK RUSSELL 1000 VALUE FD F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	85,517,057
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | BLACKROCK | MFO BLACKROCK RUSSELL 2000 INDEX F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	33,764,104
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | BLACKROCK | MFO EQUITY INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	620,273,901
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | HARDING LOEVNER | MFO HARDING LOEVNER COLLECTIVE INVT TR FOR RETIREMENT PLANS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	64,720,484
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | LSV | LSV VALUE EQUITY FUND
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	78,000,283
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | MELLON | MFO EB DAILY LIQUIDITY AGGREGATE BD FD
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	66,625,020
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | PRUDENTIAL | MFO PRUDENTIAL TR CO COLLECTIVE INVT TR CORE PLUS BD FD CL 12
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	75,231,898
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | SCHRODER | MFO STEADFAST MFO SCHRODER INTERNATIO NAL MULTI-CAP QUALITY TRUST CL 1 2120
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	71,383,185
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2020 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	29,798,111
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2025 TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	66,882,831
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2030 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	93,632,989
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2035 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	112,439,491
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2040 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	121,091,184
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2045 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	169,308,237
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2050 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	154,451,553
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2055 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	119,550,388
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2060 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	63,202,547
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2065 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	31,001,405
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT 2070 TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	4,332,563
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VANGUARD | MFO VANGUARD TARGET RETIREMENT INCOME TRUST I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	39,648,975
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | VOYA | MFO EMPLOYEE BENEFIT INVT FDS VOYA INVT TR C VOYA CORE PLUS TR FD CL 4
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	74,905,396
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST FUNDS | WELLINGTON | MFO WLNGTN TR CO NATL ASSOC MLTPL COLCT INVT FDS TR II SMA CAP OPPS
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL PLAN INVESTMENTS	$ 37,574,834